Trade and Other Payables (Details) - Schedule of Trade and Other Payables - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 2,810,643	$ 136,372
Accrued Expenses	405,015	216,788
Employment related payables	251,896	147,609
Total Current liabilities	$ 3,467,554	$ 500,769